PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
PROVISIONS AND CONTINGENCIES
Schedule of provisions

	Rationalisation		Legal and other
	provisions	Metal-on-metal	provisions	Total
	$ million	$ million	$ million	$ million
At 1 January 2016	23	185	118	326
Net charge to income statement	12	–	(1)	11
Acquisitions	–	–	10	10
Unwinding of discount	–	5	–	5
Utilised	(14)	(27)	(30)	(71)
Exchange adjustment	(1)	–	1	–
At 31 December 2016	20	163	98	281
Net charge to income statement	–	10	2	12
Unwinding of discount	–	3	–	3
Utilised	(15)	(19)	(28)	(62)
Transfers	–	–	(9)	(9)
Exchange adjustment	1	–	–	1
At 31 December 2017	6	157	63	226
Provisions – due within one year	6	73	50	129
Provisions – due after one year	–	84	13	97
At 31 December 2017	6	157	63	226
Provisions – due within one year	20	43	84	147
Provisions – due after one year	–	120	14	134
At 31 December 2016	20	163	98	281